ALLEGIANT FUNDS

                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

                                  A & C Shares

    Supplement dated January 23, 2009 to the Prospectus dated October 1, 2008

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE JANUARY 15, 2009, ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER") HAS AGREED TO WAIVE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN A MINIMUM ANNUALIZED NET YIELD OF AT LEAST 0.00% WITH RESPECT TO THE TREASURY MONEY MARKET FUND. THE ADVISER AND ITS AFFILIATES HAVE ALSO AGREED TO WAIVE AND/OR REIMBURSE SHAREHOLDER SERVICING FEES FOR THE MONEY MARKET, OHIO MUNICIPAL MONEY MARKET, PENNSYLVANIA TAX EXEMPT MONEY MARKET, TAX EXEMPT MONEY MARKET AND TREASURY MONEY MARKET FUNDS. THE FOLLOWING INFORMATION REGARDING FUND FEES AND EXPENSES IS UPDATED TO REFLECT THE FOLLOWING:

FUND FEES AND EXPENSES

EFFECTIVE JANUARY 15, 2009, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE TREASURY MONEY MARKET FUND ON PAGE 14 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            TREASURY MONEY MARKET FUND
                                                      Class A

Investment Advisory Fees                            0.25%(5,6)
------------------------------------- ----------------------------------------
Distribution (12b-1) Fees(2)                           0.00%
------------------------------------- ----------------------------------------
Other Expenses:
------------------------------------- ----------------------------------------
   Shareholder Servicing Fees(3)                       0.25%
------------------------------------- ----------------------------------------
   Other                                             0.12%(4)
------------------------------------- ----------------------------------------
Total Other Expenses                                 0.37%(6)
------------------------------------- ----------------------------------------
Total Annual Fund
Operating Expenses                                  0.62%(5,6)
------------------------------------- ----------------------------------------

FOOTNOTE 2 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(2) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A and Class C Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares and 0.75% under the Funds' distribution plan for Class C Shares.

FOOTNOTE 3 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(3) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share class. The Adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees otherwise payable to them and reimburse the Funds for Shareholder Servicing Fees payable to other financial institutions so that the Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market and Treasury Money Market Funds shall bear expenses related to Shareholder Servicing Fees of 0.10%, 0.10%, 0.10%, 0.10% and 0.00%, respectively. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

THE FOLLOWING FOOTNOTE IS INSERTED AFTER FOOTNOTE 5 ON PAGE 15 OF THE
PROSPECTUS:

(6) The Adviser has voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain a minimum annualized net yield of at least 0.00%. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time. Any amounts waived or reimbursed by the Adviser are subject to recoupment during the current fiscal year to the extent such recoupment does not cause the Fund's annualized net yield to fall below any annualized net yield minimum currently in place.

THE PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                ------    -------   -------   --------
TREASURY MONEY MARKET FUND
Class A                           $63      $199       $346      $774



Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                   SP-MMAC2-0109

                                 ALLEGIANT FUNDS

                               MONEY MARKET FUNDS

                                    B Shares

            Supplement dated January 23, 2009 to the Prospectus dated
                                October 1, 2008.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

EFFECTIVE JANUARY 15, 2009, ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER") AND ITS AFFILIATES HAVE AGREED TO WAIVE AND/OR REIMBURSE SHAREHOLDER SERVICING FEES FOR EACH OF THE MONEY MARKET FUNDS. THE FOLLOWING INFORMATION REGARDING FUND FEES AND EXPENSES IS UPDATED TO REFLECT THE FOLLOWING:

FOOTNOTE 2 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 28 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(2) Certain financial institutions may provide administrative services to their customers who own Class B Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share class. The Adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees otherwise payable to them and reimburse the Funds for Shareholder Servicing Fees payable to other financial institutions so that the Money Market and Tax Exempt Money Market Funds shall bear expenses related to Shareholder Servicing Fees of 0.10%. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE






                                                                      SP-B2-0109

                                 ALLEGIANT FUNDS

                           TREASURY MONEY MARKET FUND

                                    I Shares

    Supplement dated January 23, 2009 to the Prospectus dated October 1, 2008

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE JANUARY 15, 2009, ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER") HAS AGREED TO WAIVE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN A MINIMUM ANNUALIZED NET YIELD OF AT LEAST 0.00% WITH RESPECT TO THE TREASURY MONEY MARKET FUND (THE "FUND"). THE FOLLOWING INFORMATION REGARDING FUND FEES AND EXPENSES IS UPDATED TO REFLECT THE FOLLOWING:

FUND FEES AND EXPENSES

EFFECTIVE JANUARY 15, 2009, THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" FOR THE FUND ON PAGE 13 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TREASURY MONEY MARKET FUND

                                                     Class I
Investment Advisory Fees                            0.25%(3,4)
------------------------------------- --------------------------------------
Distribution
(12b-1) Fees(1)                                     0.00%
------------------------------------- --------------------------------------
Other Expenses                                      0.12%(2,4)
------------------------------------- --------------------------------------
Total Annual Fund
Operating Expenses                                  0.37%(3,4)
------------------------------------- --------------------------------------

FOOTNOTE 1 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 13 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(1) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the tables above during the current fiscal year.

THE FOLLOWING FOOTNOTE IS INSERTED AFTER FOOTNOTE 3 ON PAGE 13 OF THE
PROSPECTUS:

(4) The Adviser has voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain a minimum annualized net yield of at least 0.00%. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time. Any amounts waived or reimbursed by the Adviser are subject to recoupment during the current fiscal year to the extent such recoupment does not cause the Fund's annualized net yield to fall below any annualized net yield minimum currently in place.

THE PORTION OF THE TABLE UNDER THE HEADING "EXAMPLES" ON PAGE 14 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

                                   1 YEAR    3 YEARS     5 YEARS    10 YEARS
                                   ------    -------     -------    --------
TREASURY MONEY MARKET FUND           $38      $119         $208       $468



Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.







INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                     SP-MMI-0109

                                 ALLEGIANT FUNDS

  Supplement dated January 23, 2009 to the Statement of Additional Information
                             dated October 1, 2008.

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information ("SAI") and
                   should be read in conjunction with the SAI.

EFFECTIVE JANUARY 5, 2009, RONALD L. WEIHRAUCH HAS RESIGNED AS ASSISTANT SECRETARY AND CHIEF LEGAL OFFICER OF THE ALLEGIANT FUNDS (THE "FUNDS"). KATHLEEN
T. BARR, SENIOR VICE PRESIDENT, CHIEF ADMINISTRATIVE OFFICER AND CHIEF COMPLIANCE OFFICER OF THE FUNDS, HAS BEEN ELECTED TO SERVE AS CHIEF LEGAL OFFICER. MR. WEIHRAUCH'S BIOGRAPHICAL INFORMATION ON PAGE 75 OF THE SAI SHOULD BE DELETED IN ITS ENTIRETY.

Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.












          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                     SP-SAI-0109